Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	0 Months Ended	1 Months Ended										12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2008	Nov. 30, 2012	Aug. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Mar. 31, 2011	Jan. 31, 2011	May 31, 2010	Jan. 31, 2010	Nov. 30, 2009	Feb. 28, 2009	Jan. 31, 2013	Jan. 31, 2012	Mar. 24, 2008 Minimum [Member]	Jan. 31, 2012 Minimum [Member]	Mar. 24, 2008 Maximum [Member]	Jan. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.70%	1.16%	1.60%	1.77%	0.87%	2.19%	2.19%	2.65%	1.25%	1.03%	1.18%	1.16%		2.60%	1.31%	2.70%	2.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year	3 years	5 years	5 years	2 years	3 years	3 years	5 years	5 years	1 year	5 years	3 years		1 year	3 years	1 year 6 months	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	39.00%	86.00%	86.00%	91.00%	77.50%	96.00%	96.00%	93.00%	88.00%	120.00%	98.00%	81.00%		44.00%	86.00%		96.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			63.00%